Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.97%
Delaware Ivy VIP Core Equity Class II	1,404,694	$ 14,959,988
Delaware Ivy VIP Corporate Bond Class II	7,239,703	31,492,707
Delaware Ivy VIP Growth Class II	1,874,958	14,249,680
Delaware Ivy VIP High Income Class I	499,893	1,349,711
Delaware Ivy VIP International Core Equity Class II	846,578	10,099,680
Delaware Ivy VIP Limited-Term Bond Class II	6,041,660	27,429,139
Delaware Ivy VIP Mid Cap Growth Class I	709,118	6,424,607
Delaware Ivy VIP Small Cap Growth Class I	178,545	1,076,624
Delaware Ivy VIP Smid Cap Core Class II	105,118	1,077,465
Delaware Ivy VIP Value Class II	2,892,898	14,319,845
Delaware VIP Global Value Equity Class II	2,495,518	9,433,057
Total Affiliated Mutual Funds (cost $178,256,607)		131,912,503

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	675,678	675,678
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	675,678	675,678
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	675,678	675,678
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	675,678	675,678
Total Short-Term Investments (cost $2,702,712)		2,702,712

Total Value of Securities—99.98% (cost $180,959,319)		134,615,215
Receivables and Other Assets Net of Liabilities—0.02%		21,117
Net Assets Applicable to 34,309,114 Shares Outstanding—100.00%		$134,636,332
NQ-IV049 [9/22] 11/22 (2605195)    1